Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Additional Paid-in Capital [Member]
Issuance of Common Shares, issuance costs	$ 248,497
Noncontrolling Interest [Member]
Issuance of Common Shares, issuance costs	$ 248,497